WARRANTS (Details Textual) - Dec. 31, 2014 - Pope And Co [Member]	USD ($) $ / shares shares	CAD
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 0.23
Warrants Expiration Period	2 years	2 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	349,522
Debt Instrument, Periodic Payment, Interest	$ 12,138	CAD 13,417